Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Australia (3.8%)
*	James Hardie Industries plc	245,376	7,191
*	Xero Ltd.	72,898	5,992
	Iluka Resources Ltd.	638,200	4,408
	ASX Ltd.	93,773	3,918
	Netwealth Group Ltd.	365,727	3,737
	Stockland	1,051,074	2,987
	Deterra Royalties Ltd.	916,799	2,905
*	Bellevue Gold Ltd.	2,875,331	2,821
	National Storage REIT	1,770,385	2,765
*	Tyro Payments Ltd.	2,804,184	2,637
	Orora Ltd.	992,570	2,398
	Credit Corp. Group Ltd.	147,152	2,343
	IGO Ltd.	245,934	2,298
*	Omni Bridgeway Ltd.	1,097,025	2,081
	Whitehaven Coal Ltd.	427,563	1,998
	Liberty Financial Group Ltd.	745,747	1,964
	Seven Group Holdings Ltd.	85,984	1,518
	Nufarm Ltd.	383,085	1,387
	Reliance Worldwide Corp. Ltd.	459,168	1,304
*	Vulcan Energy Resources Ltd.	304,073	911
	Ansell Ltd.	43,876	713
*	SiteMinder Ltd.	232,057	658
	CSR Ltd.	132,946	513
*,1	Genesis Minerals Ltd.	208,465	206
	Atlas Arteria Ltd.	45,266	191
			59,844
Austria (1.0%)
[2]	BAWAG Group AG	134,983	6,576
	DO & CO AG	38,942	5,262
	Addiko Bank AG	177,106	2,404
	Wienerberger AG	35,880	1,178
			15,420
Belgium (2.9%)
	D'ieteren Group	46,969	8,203
	Barco NV	344,202	8,010
	Azelis Group NV	304,791	7,881
	Lotus Bakeries NV	817	6,538
	KBC Ancora	90,283	4,225
[1]	Recticel SA	274,689	3,488
	Melexis NV	30,465	3,284

		Shares	Market Value ($000)
	Warehouses De Pauw CVA	110,740	3,272
			44,901
Brazil (1.2%)
	TIM SA	1,683,100	5,104
	TOTVS SA	508,800	3,182
[2]	Locaweb Servicos de Internet SA	1,837,200	2,879
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	225,000	2,764
	Rumo SA	518,802	2,550
*	Pagseguro Digital Ltd. Class A	92,880	1,055
*	StoneCo Ltd. Class A	67,736	982
*	Magazine Luiza SA	256	—
			18,516
Canada (3.1%)
*	Kinaxis Inc.	72,154	9,797
	Colliers International Group Inc.	73,314	7,423
*	Docebo Inc.	113,362	4,362
*	Lightspeed Commerce Inc.	197,167	3,466
*	Nuvei Corp.	100,719	3,436
	Endeavour Mining plc	105,961	2,560
*	MEG Energy Corp.	139,743	2,491
[1]	Boardwalk REIT	48,308	2,400
	Lundin Mining Corp.	239,297	2,140
*	Lightspeed Commerce Inc. (XTSE)	108,851	1,913
*,1	EcoSynthetix Inc.	543,193	1,590
	Stelco Holdings Inc.	41,919	1,528
	Enerplus Corp.	85,963	1,438
	Parex Resources Inc.	55,561	1,231
*,1	Boat Rocker Media Inc.	741,886	1,094
*	Faraday Copper Corp.	1,459,571	963
*	Advantage Energy Ltd.	115,595	815
			48,647
China (0.8%)
	Beijing Enterprises Holdings Ltd.	764,500	3,041
*	Tongcheng Travel Holdings Ltd.	1,216,000	2,951
	Yuexiu Property Co. Ltd.	1,310,000	1,729
	China Datang Corp. Renewable Power Co. Ltd. Class H	5,131,000	1,672
	Minth Group Ltd.	461,885	1,478
*	Kanzhun Ltd. ADR	49,391	923
*	Kingdee International Software Group Co. Ltd.	309,449	543
*	Dada Nexus Ltd. ADR	34,856	233
			12,570
Denmark (1.0%)
	Royal Unibrew A/S	75,673	6,540
*	Zealand Pharma A/S	69,216	2,402
*	ALK-Abello A/S Class B	210,470	2,292
*	Ascendis Pharma A/S ADR	23,314	2,102
	Dfds A/S	45,913	1,646
*,3	OW Bunker A/S	1,000,000	—
			14,982
Finland (0.4%)
	Kemira OYJ	134,585	2,111
*	QT Group OYJ	16,268	1,349
*	Nanoform Finland plc	375,358	753
	Wartsila OYJ Abp	59,032	742
	Nokian Renkaat OYJ	71,101	661
			5,616

		Shares	Market Value ($000)
France (2.9%)
	Trigano SA	60,214	8,817
*	JCDecaux SE	327,642	6,140
	Nexans SA	62,077	5,511
*	ESI Group	26,437	4,320
*	Air France-KLM	2,169,742	3,747
	Kaufman & Broad SA	106,772	2,939
	Technip Energies NV	116,098	2,646
[2]	ALD SA	238,670	2,536
	Rubis SCA	85,337	2,104
*	Vallourec SA	95,158	1,241
	Gaztransport Et Technigaz SA	9,206	1,123
	Wendel SE	10,419	1,029
	Vicat SA	28,881	982
	Imerys SA	14,110	490
	Valeo	18,136	410
	ICADE	8,007	326
*	Cellectis SA ADR	154,638	322
*	Cellectis SA	60,983	131
			44,814
Germany (5.5%)
*	Hypoport SE	56,695	11,830
*	HelloFresh SE	395,555	11,279
	Gerresheimer AG	74,371	8,809
	Hensoldt AG	189,524	6,444
	CTS Eventim AG & Co. KGaA	78,453	5,354
	New Work SE	45,454	5,353
	AIXTRON SE	124,276	4,930
[2]	Befesa SA	98,528	3,776
	Jenoptik AG	114,919	3,717
	Stemmer Imaging AG	91,282	3,663
	Stabilus SE	60,448	3,446
	Dermapharm Holding SE	52,595	2,569
*	Tonies SE Class A	442,888	2,383
*,2	Auto1 Group SE	206,757	2,228
	Hamburger Hafen und Logistik AG	161,615	2,124
	Bertrandt AG	33,658	1,768
*	Evotec SE	55,030	1,450
*	Immatics NV	107,136	1,276
	KION Group AG	30,015	1,258
[1,2]	Aumann AG	70,535	1,038
*	Cherry SE	149,681	743
*	Veganz Group AG	15,898	350
*	Jumia Technologies AG ADR	63,864	312
			86,100
Hong Kong (1.8%)
	Kerry Properties Ltd.	2,400,000	5,189
	Dah Sing Financial Holdings Ltd.	1,899,604	4,693
	Hang Lung Properties Ltd.	2,846,000	4,441
*	Melco Resorts & Entertainment Ltd. ADR	227,250	3,095
	Techtronic Industries Co. Ltd.	254,000	2,886
	Johnson Electric Holdings Ltd.	1,873,000	2,582
	Wharf Holdings Ltd.	817,571	1,918
[1,2]	Crystal International Group Ltd.	4,241,500	1,540
	Dah Sing Banking Group Ltd.	1,469,600	1,101
*	Hypebeast Ltd.	9,857,300	385
			27,830

		Shares	Market Value ($000)
India (1.9%)
	Apollo Hospitals Enterprise Ltd.	161,862	10,190
	Oberoi Realty Ltd.	613,870	8,373
*	CreditAccess Grameen Ltd.	331,982	5,882
*	PVR Inox Ltd.	76,009	1,440
*	MakeMyTrip Ltd.	48,767	1,403
	Gujarat Pipavav Port Ltd.	827,926	1,258
*	Zomato Ltd.	516,353	529
			29,075
Ireland (1.0%)
	Bank of Ireland Group plc	900,032	9,496
	Smurfit Kappa Group plc	105,765	4,185
*	Permanent TSB Group Holdings plc	607,591	1,523
			15,204
Israel (1.1%)
*	Wix.com Ltd.	69,340	6,540
	Maytronics Ltd.	426,099	5,804
*	Nayax Ltd.	133,285	2,936
	Melisron Ltd.	39,743	2,626
			17,906
Italy (3.5%)
	Reply SpA	83,714	9,069
	Moncler SpA	104,071	7,511
	Brunello Cucinelli SpA	86,935	7,350
[2]	Technogym SpA	549,599	5,070
[2]	BFF Bank SpA	384,585	4,341
	Recordati Industria Chimica e Farmaceutica SpA	81,549	4,211
	PRADA SpA	583,900	4,156
[2]	OVS SpA	1,312,055	3,606
	Italgas SpA	553,317	3,260
	Stevanato Group SpA	95,564	2,985
	Buzzi SpA	53,951	1,533
	BPER Banca	334,341	1,157
*	Eurogroup Laminations SpA	89,400	492
			54,741
Japan (26.5%)
	Nifco Inc.	309,732	9,232
	Kissei Pharmaceutical Co. Ltd.	433,900	9,187
	Miura Co. Ltd.	350,700	8,848
	SBI Holdings Inc.	416,500	8,795
	Japan Material Co. Ltd.	486,700	8,607
	Trusco Nakayama Corp.	555,900	8,565
	Nippon Densetsu Kogyo Co. Ltd.	535,700	8,100
	Daifuku Co. Ltd.	372,900	7,975
	Aica Kogyo Co. Ltd.	334,300	7,943
	Marui Group Co. Ltd.	437,700	7,841
	Sumitomo Forestry Co. Ltd.	322,300	7,777
	GMO internet group Inc.	378,400	7,514
	NEC Networks & System Integration Corp.	563,900	7,436
	Toyo Suisan Kaisha Ltd.	170,866	7,067
	KOMEDA Holdings Co. Ltd.	363,400	7,043
	Ai Holdings Corp.	408,600	6,442
	Bank of Kyoto Ltd.	103,100	6,085
	Nippon Shinyaku Co. Ltd.	150,200	6,074
	Ryohin Keikaku Co. Ltd.	465,900	6,050
	Shimamura Co. Ltd.	60,300	5,972
	Harmonic Drive Systems Inc.	215,400	5,933

		Shares	Market Value ($000)
*	Oisix ra daichi Inc.	353,300	5,808
	Hakuhodo DY Holdings Inc.	501,100	5,765
	Kureha Corp.	96,000	5,740
	Glory Ltd.	275,400	5,666
	FP Corp.	263,400	5,552
	TechnoPro Holdings Inc.	213,600	5,530
*	Raksul Inc.	559,100	5,525
	DMG Mori Co. Ltd.	322,800	5,493
	Megachips Corp.	180,100	5,390
	Fukushima Galilei Co. Ltd.	141,700	5,029
	Hikari Tsushin Inc.	32,200	4,778
	Musashi Seimitsu Industry Co. Ltd.	379,500	4,732
	Nittoku Co. Ltd.	255,800	4,616
	Ulvac Inc.	105,000	4,509
	Tsugami Corp.	506,500	4,445
*	Kyushu Electric Power Co. Inc.	654,100	4,441
	Katitas Co. Ltd.	241,000	4,433
	LaSalle Logiport REIT	4,119	4,407
	Shiga Bank Ltd.	200,400	4,293
	Rorze Corp.	54,500	4,263
	Obara Group Inc.	145,500	4,250
*,1	Bengo4.com Inc.	141,200	4,230
	OBIC Business Consultants Co. Ltd.	99,900	4,196
	Infomart Corp.	1,356,400	4,042
	Tokyu Fudosan Holdings Corp.	664,300	3,949
	Nikon Corp.	293,085	3,874
	KH Neochem Co. Ltd.	235,500	3,855
	Fukuyama Transporting Co. Ltd.	119,900	3,389
*	Sansan Inc.	317,489	3,361
	Asahi Intecc Co. Ltd.	162,506	3,335
	Koito Manufacturing Co. Ltd.	179,850	3,307
	eGuarantee Inc.	220,000	3,265
	Asics Corp.	99,300	3,132
	Outsourcing Inc.	299,900	3,068
	Iriso Electronics Co. Ltd.	105,100	2,921
	JMDC Inc.	76,000	2,905
	Optex Group Co. Ltd.	204,500	2,683
	Daito Trust Construction Co. Ltd.	24,715	2,659
	Comforia Residential REIT Inc.	1,087	2,602
	Kyoritsu Maintenance Co. Ltd.	66,262	2,597
	en Japan Inc.	129,200	2,554
	Japan Airport Terminal Co. Ltd.	53,900	2,512
	JSR Corp.	86,061	2,469
	Tokyo Ohka Kogyo Co. Ltd.	38,900	2,457
*,1	WealthNavi Inc.	236,200	2,286
	Sojitz Corp.	96,180	2,284
*	GA Technologies Co. Ltd.	240,300	2,208
	Kamakura Shinsho Ltd.	437,000	2,171
[1]	GMO Financial Gate Inc.	24,840	2,060
	COLOPL Inc.	433,700	2,030
*	Jade Group Inc.	167,700	2,016
	Digital Garage Inc.	69,100	2,012
	Casio Computer Co. Ltd.	231,700	1,980
[1]	Snow Peak Inc.	157,700	1,960
	Shima Seiki Manufacturing Ltd.	137,800	1,886
*	Appier Group Inc.	153,600	1,828
	Mani Inc.	140,000	1,800
	Kawasaki Heavy Industries Ltd.	70,100	1,788

		Shares	Market Value ($000)
	ASKUL Corp.	127,100	1,773
	Ebara Corp.	35,500	1,678
	dip Corp.	62,700	1,583
	Taiyo Yuden Co. Ltd.	51,200	1,527
	Amada Co. Ltd.	151,200	1,488
	Kitanotatsujin Corp.	861,400	1,467
	Heiwa Real Estate Co. Ltd.	50,200	1,403
	Sumitomo Heavy Industries Ltd.	55,600	1,369
	IHI Corp.	55,100	1,355
*,1	JTOWER Inc.	26,400	1,348
	Air Water Inc.	93,100	1,311
	Fuji Corp.	69,600	1,274
*	Freee KK	57,300	1,262
	EXEO Group Inc.	60,100	1,250
	NOF Corp.	28,000	1,208
	THK Co. Ltd.	57,600	1,155
	Kansai Paint Co. Ltd.	69,000	1,131
	JGC Holdings Corp.	80,100	1,123
	COMSYS Holdings Corp.	55,800	1,115
	Inaba Denki Sangyo Co. Ltd.	48,400	1,075
	Simplex Holdings Inc.	53,050	1,071
	Anicom Holdings Inc.	233,900	1,040
*	Istyle Inc.	302,200	1,036
	Square Enix Holdings Co. Ltd.	21,835	1,011
	Kyudenko Corp.	31,300	903
*,1	SRE Holdings Corp.	33,200	857
	Max Co. Ltd.	43,000	806
	Mitsubishi Gas Chemical Co. Inc.	53,600	804
	Shin-Etsu Polymer Co. Ltd.	79,100	786
	Sumitomo Bakelite Co. Ltd.	17,600	766
*	Visional Inc.	13,887	764
	Inter Action Corp.	85,000	667
	MIRAIT ONE Corp.	50,900	653
	NSK Ltd.	100,600	651
	Daicel Corp.	69,200	641
	Kumagai Gumi Co. Ltd.	27,900	632
	SHO-BOND Holdings Co. Ltd.	15,300	621
	Resonac Holdings Corp.	36,800	603
*,1	Demae-Can Co. Ltd.	173,600	597
	Yamazen Corp.	69,500	591
	Taiheiyo Cement Corp.	27,800	581
	Yokogawa Bridge Holdings Corp.	31,900	574
	Teijin Ltd.	52,300	559
	Sekisui Jushi Corp.	35,000	550
	Nippon Shokubai Co. Ltd.	13,100	504
	Shibaura Machine Co. Ltd.	15,700	502
	Lintec Corp.	29,200	482
	Japan Steel Works Ltd.	19,900	415
	Toyo Construction Co. Ltd.	53,900	410
	Denka Co. Ltd.	20,700	409
	K's Holdings Corp.	39,819	365
	Sega Sammy Holdings Inc.	10,900	238
	Giken Ltd.	15,900	235
	Ichikoh Industries Ltd.	47,900	181
			413,222
Jersey, C.I. (0.1%)
*,1	Metals Acquisition Ltd. Class A	162,118	1,675

		Shares	Market Value ($000)
Mexico (0.2%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	88,524	1,686
	Corp. Inmobiliaria Vesta SAB de CV	392,467	1,424
			3,110
Netherlands (2.0%)
	TKH Group NV	187,333	9,774
	BE Semiconductor Industries NV	62,153	7,421
	ASM International NV	11,210	5,326
*	Merus NV	112,241	2,945
	Allfunds Group plc	394,757	2,574
*,2	Alfen NV	19,929	1,383
	Koninklijke Vopak NV	20,736	782
	Corbion NV	27,689	651
	Flow Traders Ltd.	27,643	601
			31,457
New Zealand (0.2%)
*,1	Volpara Health Technologies Ltd.	3,144,538	1,859
	Fletcher Building Ltd.	335,013	1,162
			3,021
Norway (0.5%)
	Borregaard ASA	207,788	3,391
	Sparebanken Vest	202,934	2,140
	Aker ASA Class A	28,429	1,808
	Subsea 7 SA	45,806	615
			7,954
Other (1.8%)
	iShares MSCI EAFE Small-Cap ETF	456,551	27,987
Philippines (0.2%)
	Wilcon Depot Inc.	6,983,400	2,906
Poland (0.2%)
[1]	Grupa Pracuj SA	178,398	2,633
Portugal (0.1%)
*	Banco Comercial Portugues SA	7,447,401	2,034
Singapore (1.0%)
	Venture Corp. Ltd.	353,700	3,988
*	SATS Ltd.	1,827,077	3,848
	Keppel DC REIT	2,055,000	3,387
	UOL Group Ltd.	596,700	3,157
	ComfortDelGro Corp. Ltd.	804,000	762
			15,142
Slovenia (0.2%)
	Nova Ljubljanska Banka dd GDR	150,544	2,626
South Africa (0.1%)
	Thungela Resources Ltd.	213,624	1,607
South Korea (1.0%)
	Park Systems Corp.	31,614	5,010
	Koh Young Technology Inc.	453,407	4,920
	Douzone Bizon Co. Ltd.	102,428	2,203
[1]	PI Advanced Materials Co. Ltd.	40,171	969
*	Wantedlab Inc.	89,603	769
	Hankook Tire & Technology Co. Ltd.	22,662	687
	SNT Motiv Co. Ltd.	15,247	578
			15,136

		Shares	Market Value ($000)
Spain (0.9%)
	Fluidra SA	291,851	6,454
	Bankinter SA	631,193	4,084
	Almirall SA	293,723	2,818
*	Arima Real Estate SOCIMI SA	65,534	577
			13,933
Sweden (4.4%)
[1]	Avanza Bank Holding AB	439,728	9,958
	AddTech AB Class B	490,166	9,132
	Hemnet Group AB	452,611	8,018
	Trelleborg AB Class B	285,872	7,611
	HMS Networks AB	121,938	4,924
	INVISIO AB	209,009	4,350
	Paradox Interactive AB	148,192	4,252
*	Surgical Science Sweden AB	109,518	2,548
	Castellum AB	214,260	2,440
[2]	Thule Group AB	66,890	2,089
	SSAB AB Class A	319,760	2,029
*	Xvivo Perfusion AB	64,522	1,954
	Cellavision AB	91,067	1,900
	Billerud Aktiebolag	221,282	1,887
*	Cint Group AB	1,553,378	1,570
	Fortnox AB	212,441	1,304
*	VNV Global AB	516,738	1,229
	Catena AB	28,561	1,097
*,1	Storytel AB Class B	125,017	429
			68,721
Switzerland (4.1%)
	Julius Baer Group Ltd.	120,939	8,566
	SIG Group AG	299,384	8,004
	Ypsomed Holding AG (Registered)	23,636	6,939
	Tecan Group AG (Registered)	15,343	6,105
*,2	Sensirion Holding AG	69,182	6,063
	Siegfried Holding AG (Registered)	5,451	4,816
*,2	Montana Aerospace AG	285,367	4,492
	Bossard Holding AG (Registered) Class A	18,643	4,357
	Bachem Holding AG	36,274	3,351
*	Dufry AG (Registered)	63,574	3,285
	u-blox Holding AG	26,563	2,975
	Comet Holding AG (Registered)	10,641	2,799
	Emmi AG (Registered)	1,198	1,172
	SKAN Group AG	12,789	1,172
			64,096
Taiwan (4.5%)
	Global Unichip Corp.	258,000	13,494
	Chroma ATE Inc.	1,440,694	12,690
	Airtac International Group	376,593	11,201
	ASPEED Technology Inc.	73,200	5,416
	Voltronic Power Technology Corp.	92,252	5,148
	Merida Industry Co. Ltd.	673,000	4,650
	Sinbon Electronics Co. Ltd.	403,000	4,322
	Advantech Co. Ltd.	316,059	3,947
	Nien Made Enterprise Co. Ltd.	336,000	3,483
	Nanya Technology Corp.	1,394,000	3,217
	Vanguard International Semiconductor Corp.	738,000	1,820
	TCI Co. Ltd.	269,000	1,472
			70,860

		Shares	Market Value ($000)
United Kingdom (15.9%)
	Games Workshop Group plc	79,603	11,901
	IMI plc	454,116	9,494
	Spectris plc	206,682	9,327
	Beazley plc	1,312,109	9,245
	Rotork plc	2,219,312	8,791
	Cranswick plc	184,141	7,900
	Shaftesbury Capital plc	4,391,449	6,752
	Alpha Group International plc	210,419	6,073
	Safestore Holdings plc	533,050	6,060
	RS Group plc	589,420	5,937
*	Victoria plc	675,867	5,699
[2]	Sabre Insurance Group plc	3,144,705	5,576
	Dunelm Group plc	349,500	5,164
	Softcat plc	262,445	5,057
	Pets at Home Group plc	1,000,000	5,025
	Weir Group plc	205,500	4,840
*	Abcam plc ADR	197,600	4,632
*,2	Trainline plc	1,343,363	4,539
	Telecom Plus plc	197,000	4,205
	Burford Capital Ltd.	306,570	4,143
	Bodycote plc	448,000	3,978
	QinetiQ Group plc	940,000	3,892
*	Ocado Group plc	322,848	3,887
[2]	ConvaTec Group plc	1,409,854	3,777
	Smart Metering Systems plc	403,706	3,616
	Greggs plc	100,664	3,570
[2]	Auto Trader Group plc	425,000	3,525
*	FD Technologies plc	153,211	3,521
	Halma plc	122,500	3,518
	Pennon Group plc	386,145	3,487
	B&M European Value Retail SA	472,261	3,354
*	Verona Pharma plc ADR	150,600	3,327
	Redrow plc	480,000	3,191
*	SSP Group plc	979,888	3,163
	Vistry Group plc	302,000	3,063
*	Immunocore Holdings plc ADR	45,513	3,003
*	Wise plc Class A	300,000	2,992
	Diploma plc	70,500	2,932
*	Oxford Nanopore Technologies plc	860,930	2,907
	Keywords Studios plc	126,013	2,845
	WH Smith plc	145,410	2,788
	Dechra Pharmaceuticals plc	57,900	2,760
	IG Group Holdings plc	290,000	2,635
	LondonMetric Property plc	1,100,000	2,610
	Keller Group plc	235,000	2,581
*	Restaurant Group plc	4,629,736	2,538
	Renishaw plc	50,000	2,505
	Energean plc	159,876	2,379
*,2	Watches of Switzerland Group plc	236,671	2,297
	Savills plc	180,070	2,249
	Tate & Lyle plc	233,441	2,237
[1]	Ithaca Energy plc	953,542	2,158
	dotdigital group plc	1,573,557	1,866
*	Team17 Group plc	458,595	1,859
	Mobico Group plc	1,394,233	1,672
[2]	Bridgepoint Group plc	620,000	1,504
*,2	DP Eurasia NV	2,352,397	1,468

				Shares	Market Value ($000)
		Berkeley Group Holdings plc		26,295	1,466
*,2		Trustpilot Group plc		1,279,282	1,434
		Impax Asset Management Group plc		157,930	1,114
*		Molten Ventures plc		328,732	1,110
		Taylor Wimpey plc		738,532	1,084
*		Elementis plc		730,915	1,037
		Harbour Energy plc		277,715	951
		Hammerson plc		2,605,129	890
*,2		Network International Holdings plc		125,871	624
*,1		Naked Wines plc		453,563	433
*		Synthomer plc		378,650	406
		UNITE Group plc		28,616	357
*		Angle plc		1,465,172	273
		Marshalls plc		70,341	242
					247,435
Total Common Stocks (Cost $1,317,664)					1,491,721
		Coupon
Temporary Cash Investments (4.2%)
Money Market Fund (3.8%)
[4,5]	Vanguard Market Liquidity Fund	5.274%		588,839	58,872
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.4%)
	Goldman Sachs & Co. (Dated 7/31/23, Repurchase Value $5,701,000, collateralized by Fannie Mae 2.500%–5.000%, 1/1/33–6/1/49, Freddie Mac 3.500%–5.500%, 2/1/36–3/1/50, and Ginnie Mae 4.500%, 2/20/45, with a value of $5,814,000)	5.290%	8/1/23	5,700	5,700
Total Temporary Cash Investments (Cost $64,562)					64,572
Total Investments (100.0%) (Cost $1,382,226)					1,556,293
Other Assets and Liabilities—Net (0.0%)					370
Net Assets (100%)					1,556,663
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,858,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $72,361,000, representing 4.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $19,368,000 was received for securities on loan, of which $19,354,000 is held in Vanguard Market Liquidity Fund and $14,000 is held in cash.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2023	251	27,683	489
MSCI Emerging Market Index	September 2023	214	11,281	243
				732

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	133,033	1,358,688	—	1,491,721
Temporary Cash Investments	58,872	5,700	—	64,572
Total	191,905	1,364,388	—	1,556,293

Derivative Financial Instruments
Assets
Futures Contracts[1]	732	—	—	732
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.